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                                                            [METLIFE LETTERHEAD]

METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
ONE CITYPLACE
185 ASYLUM STREET, 3CP
HARTFORD, CT 06103-3415

November 15, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MetLife Life and Annuity Company of Connecticut
          MetLife of CT Separate Account Twelve for Variable Annuities File No. 333-101814; 811-21266
          (Pioneer Annuistar Plus, Portfolio Architect Plus and Scudder
             Advocate Rewards Annuity)
          Rule 497(j) Certification

Commissioners:

On behalf of MetLife Life and Annuity Company of Connecticut (the "Company") and MetLife of CT Separate Account Twelve for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement, dated November 12, 2007 to the April 30, 2007 Prospectus, (Pioneer Annuistar Plus), and Supplement, dated November 12, 2007 to the April 30, 2007 Statement of Additional Information ("SAI"), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplements to the April 30, 2007 Prospectus and SAI contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on October 31, 2007.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company